Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.0%
Aerospace & Defense - 1.6%
The Boeing Company (n)	2,500	$476,225
General Dynamics Corp.	450	111,649
Lockheed Martin Corp.	200	97,298
Raytheon Technologies Corp.	1,000	100,920
		786,092
Air Freight & Logistics - 1.1%
FedEx Corp.	1,550	268,460
United Parcel Service, Inc., Class B	1,600	278,144
		546,604
Airlines - 1.2%
Alaska Air Group, Inc. (n)	1,200	51,528
American Airlines Group, Inc. (n)	3,000	38,160
Delta Air Lines, Inc. (n)	5,900	193,874
Southwest Airlines Company (n)	5,900	198,653
United Airlines Holdings, Inc. (n)	3,600	135,720
		617,935
Automobiles - 0.5%
Tesla, Inc. (n)	2,000	246,360

Banks - 1.4%
Bank of America Corp.	3,200	105,984
Citigroup, Inc.	1,100	49,753
JPMorgan Chase & Company	3,200	429,120
The PNC Financial Services Group, Inc.	300	47,382
Wells Fargo & Company	2,400	99,096
		731,335
Beverages - 2.1%
The Coca-Cola Company	3,400	216,274
Monster Beverage Corp. (n)	800	81,224
PepsiCo, Inc.	4,100	740,706
		1,038,204
Biotechnology - 1.0%
AbbVie, Inc.	350	56,563
Amgen, Inc.	350	91,924
Gilead Sciences, Inc.	1,200	103,020
Intercept Pharmaceuticals, Inc. (n)	2,700	33,399
Moderna, Inc. (n)	450	80,829
Novavax, Inc. (n)	600	6,168
Regeneron Pharmaceuticals, Inc. (n)	150	108,224
Sarepta Therapeutics, Inc. (n)	400	51,832
		531,959
Building Products - 0.1%
Masterbrand, Inc. (n)	500	3,775
Trane Technologies PLC	300	50,427
		54,202
Capital Markets - 1.9%
The Charles Schwab Corp.	5,800	482,908
The Goldman Sachs Group, Inc.	650	223,197
Interactive Brokers Group, Inc., Class A	1,100	79,585
Morgan Stanley	1,000	85,020
T. Rowe Price Group, Inc.	600	65,436
		936,146
Chemicals - 0.1%
International Flavors & Fragrances, Inc.	500	52,420

Communications Equipment - 0.7%
Cisco Systems, Inc.	7,600	362,064

Consumer Finance - 0.1%
American Express Company	400	59,100

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (n)	3,500	1,081,150
Voya Financial, Inc.	700	43,043
		1,124,193
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,400	55,160

Electrical Equipment - 0.3%
Generac Holdings, Inc. (n)	50	5,033
Rockwell Automation, Inc.	500	128,785
		133,818
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	2,600	138,996

Entertainment - 2.8%
Netflix, Inc. (n)	2,750	810,920
The Walt Disney Company (n)	6,600	573,408
Warner Bros. Discovery, Inc. (n)	2,700	25,596
		1,409,924
Equity Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	600	70,488

Food & Staples Retailing - 6.3%
Costco Wholesale Corp.	2,950	1,346,675
Sysco Corp.	600	45,870
Walgreens Boots Alliance, Inc.	2,400	89,664
Walmart, Inc.	11,950	1,694,391
		3,176,600
Food Products - 0.6%
The Hershey Company	200	46,314
The J.M. Smucker Company	300	47,538
Mondelez International, Inc., Class A	3,200	213,280
		307,132
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	2,800	307,412
Baxter International, Inc.	2,300	117,231
Becton, Dickinson and Company	700	178,010
Intuitive Surgical, Inc. (n)	1,700	451,095
ResMed, Inc.	700	145,691
		1,199,439
Health Care Providers & Services - 1.5%
Cigna Corp.	200	66,268
CVS Health Corp.	1,800	167,742
HCA Healthcare, Inc.	600	143,976
Humana, Inc.	200	102,438
McKesson Corp.	150	56,268
UnitedHealth Group, Inc.	400	212,072
		748,764
Hotels, Restaurants & Leisure - 7.9%
Airbnb, Inc., Class A (n)	700	59,850
Booking Holdings, Inc. (n)	450	906,876
Chipotle Mexican Grill, Inc. (n)	400	554,996
Darden Restaurants, Inc.	500	69,165
Domino's Pizza, Inc.	150	51,960
Dutch Bros, Inc., Class A (n)	4,600	129,674
Expedia Group, Inc. (n)	1,400	122,640
Hilton Worldwide Holdings, Inc.	400	50,544
Hyatt Hotels Corp., Class A (n)	500	45,225
Las Vegas Sands Corp. (n)	1,300	62,491
Marriott International, Inc., Class A	1,500	223,335
McDonald's Corp.	700	184,471
MGM Resorts International	7,600	254,828
Penn Entertainment, Inc. (n)	500	14,850
Restaurant Brands International, Inc.	2,400	155,208
Starbucks Corp.	5,500	545,600
Trip.com Group Ltd. - ADR (n)	1,400	48,160
Wingstop, Inc.	200	27,524
Wynn Resorts Ltd. (n)	2,600	214,422
Yum! Brands, Inc.	2,000	256,160
		3,977,979
Household Durables - 0.3%
Lennar Corp., Class A	1,000	90,500
PulteGroup, Inc.	900	40,977
		131,477
Household Products - 1.2%
Colgate-Palmolive Company	3,100	244,249
The Procter & Gamble Company	2,400	363,744
		607,993
Industrial Conglomerates - 1.0%
General Electric Company	1,900	159,201
Honeywell International, Inc.	1,600	342,880
		502,081
Insurance - 0.7%
Aflac, Inc.	2,200	158,268
The Travelers Companies, Inc.	800	149,992
Willis Towers Watson PLC	250	61,145
		369,405
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A (n)	9,600	847,008
Alphabet, Inc., Class C (n)	7,200	638,856
Match Group, Inc. (n)	1,100	45,639
Meta Platforms, Inc., Class A (n)	4,200	505,428
TripAdvisor, Inc. (n)	1,700	30,566
		2,067,497
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (n)	18,800	1,579,200
eBay, Inc.	800	33,176
		1,612,376
IT Services - 3.9%
Accenture PLC, Class A	50	13,342
International Business Machines Corp.	3,400	479,026
Mastercard, Inc., Class A	1,250	434,663
Paychex, Inc.	600	69,336
PayPal Holdings, Inc. (n)	700	49,854
Shopify, Inc., Class A (n)	4,200	145,782
VeriSign, Inc. (n)	200	41,088
Visa, Inc., Class A	3,550	737,548
		1,970,639
Life Sciences Tools & Services - 0.4%
OmniAb, Inc. (n)	2,450	8,820
OmniAb, Inc. ($12.50 Earnout Shares) (f) (n)	189	0
OmniAb, Inc. ($15.00 Earnout Shares) (f) (n)	189	0
Repligen Corp. (n)	450	76,190
Thermo Fisher Scientific, Inc.	200	110,138
		195,148
Machinery - 0.6%
Caterpillar, Inc.	600	143,736
Deere & Company	400	171,504
		315,240
Media - 0.4%
Comcast Corp., Class A	4,100	143,377
Paramount Global, Class B	2,200	37,136
		180,513
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	3,200	121,600

Multiline Retail - 1.7%
Dollar General Corp.	1,500	369,375
Dollar Tree, Inc. (n)	2,500	353,600
Macy's, Inc.	1,200	24,780
Nordstrom, Inc.	1,600	25,824
Target Corp.	600	89,424
		863,003
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	800	143,592
ConocoPhillips	400	47,200
Exxon Mobil Corp.	1,100	121,330
Hess Corp.	500	70,910
Marathon Oil Corp.	1,600	43,312
Marathon Petroleum Corp.	500	58,195
Occidental Petroleum Corp.	800	50,392
Pioneer Natural Resources Company	250	57,097
Texas Pacific Land Corp.	50	117,212
Valero Energy Corp.	400	50,744
		759,984
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Company	2,100	151,095
Eli Lilly & Company	1,150	420,716
Johnson & Johnson	4,250	750,762
Ligand Pharmaceuticals, Inc. (n)	500	33,400
Merck & Company, Inc.	6,500	721,175
Novo Nordisk A/S - ADR	500	67,670
Pfizer, Inc.	7,200	368,928
		2,513,746
Real Estate Management & Development - 0.1%
Redfin Corp. (n)	6,500	27,560

Road & Rail - 0.5%
CSX Corp.	2,800	86,744
Norfolk Southern Corp.	200	49,284
Ryder System, Inc.	600	50,142
Union Pacific Corp.	300	62,121
		248,291
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (n)	1,906	123,452
First Solar, Inc. (n)	1,000	149,790
Marvell Technology, Inc.	1,700	62,968
NVIDIA Corp.	1,350	197,289
QUALCOMM, Inc.	100	10,994
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	700	52,143
Universal Display Corp.	400	43,216
		639,852
Software - 6.2%
Adobe, Inc. (n)	700	235,571
DocuSign, Inc. (n)	1,000	55,420
Fair Isaac Corp. (n)	150	89,787
Intuit, Inc.	150	58,383
Microsoft Corp.	4,100	983,262
Oracle Corp.	5,500	449,570
Palantir Technologies, Inc., Class A (n)	3,000	19,260
Palo Alto Networks, Inc. (n)	2,650	369,781
Salesforce, Inc. (n)	5,200	689,468
VMware, Inc., Class A (n)	1,586	194,697
		3,145,199
Specialty Retail - 8.6%
Advance Auto Parts, Inc.	300	44,109
AutoZone, Inc. (n)	300	739,854
Best Buy Company, Inc.	6,300	505,323
The Home Depot, Inc.	2,850	900,201
Lowe's Companies, Inc.	5,250	1,046,010
O'Reilly Automotive, Inc. (n)	150	126,604
Ross Stores, Inc.	3,000	348,210
The TJX Companies, Inc.	7,300	581,080
Ulta Beauty, Inc. (n)	150	70,361
		4,361,752
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	18,600	2,416,698
Dell Technologies, Inc., Class C	1,700	68,374
Hewlett Packard Enterprise Company	2,500	39,900
HP, Inc.	2,200	59,114
		2,584,086
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (n)	400	128,152
NIKE, Inc., Class B	1,300	152,113
Ralph Lauren Corp.	400	42,268
		322,533
Trading Companies & Distributors - 0.1%
Fastenal Company	700	33,124

TOTAL COMMON STOCKS
(cost $36,848,102)		41,878,013

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUNDS - 11.8%
Fidelity Government Portfolio, Class I, 4.06% (y)	870,068	870,068
First American Government Obligations Fund, Class X, 4.08% (y)	5,051,000	5,051,000
TOTAL MONEY MARKET FUNDS
(cost $5,921,068)		5,921,068

TOTAL INVESTMENTS - 94.8%
(cost $42,769,170)		47,799,081
Other assets and liabilities, net - 5.2%		2,640,396

TOTAL NET ASSETS - 100.0%		$50,439,477

Percentages for the various classifications are based on net assets.

(f) - Security valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the "Board"), in accordance with valuation procedures approved by the Board.
        Value determined using significant unobservable inputs.

(n) - Non-income producing security.
(y) - Rate shown is the 7-day effective yield as of December 31, 2022.
ADR	- American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with valuation procedures approved by the Board. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2022, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$41,878,013
Money Market Funds	5,921,068
Total Level 1	47,799,081
Level 2 - None	-
Level 3 - Common Stocks*	0
Rights	0
Total Level 3	0
Total	$47,799,081

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.